11. INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(25.00%)	(25.00%)	(25.00%)
Change in valuation allowance	4.00%	(6.00%)	20.00%
Non-deductible change in fair value of derivative Liability	(3.00%)	(45.00%)	(64.00%)
Non-deductible accretion expense	4.00%	2.00%	15.00%
Effect of foreign exchange	20.00%	74.00%	54.00%
Total	0.00%	0.00%	0.00%